Significant Accounting Policies (Details) - Schedule of fair value between the public warrants and the redeemable class A shares - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Schedule of Fair Value Between the Public Warrants and the Redeemable Class A Shares [Abstract]
Gross proceeds	$ 200,000
Less:
Proceeds allocated to public warrants	(14,815)
Class A ordinary shares issuance costs	(11,654)
Plus:
Accretion of carrying value to redemption value	30,469
Class A ordinary shares subject to possible redemption	$ 204,000	$ 206,826
Accretion of carrying value to redemption value following interest earned on marketable securities held on trust account		$ 2,826